INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets
Net operating losses	$ (87,892)	$ (8,000)	$ (2,371)
Deferred tax liability	0
Net deferred tax assets	18,457	1,680	498
Less valuation allowance	(18,457)	(1,680)	(498)
Deferred tax asset - net valuation allowance	$ 0	$ 0	$ 0